FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Measured at value (Details) $ in Thousands	Dec. 31, 2021 HKD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 1,169,741
Other financial assets	598
Total financial assets, measured at fair value	1,170,339
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	1,169,741
Total financial assets, measured at fair value	1,169,741
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other financial assets	598
Total financial assets, measured at fair value	$ 598